SCHEDULE OF RELATED PARTIES (Details) (Parenthetical) - Mango Financial Group Limited [Member]		6 Months Ended
	Apr. 03, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Defined Benefit Plan Disclosure [Line Items]
Advance to shareholder				$ 3,000,000
Mr. Cheung [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance to shareholder	$ 3,000,000